UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kensico Capital Management Corp.

Address:  200 Park Avenue - Suite 3300
          New York, New York 10017


13F File Number: 028-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lowenstein & Thomas J. Coleman
Title:  Co-Presidents
Phone:  (212) 808-3560


Signature, Place and Date of Signing:


/s/ Michael Lowenstein               NY, NY                      11/07/02
----------------------             -------------                 --------
     [Signature]                   [City, State]                   [Date]

/s/ Thomas J. Coleman                  NY,  NY                   11/07/02
---------------------               ------------                 --------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $297,404,798



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                    FORM 13F INFORMATION TABLE
                                                 Kensico Capital Management Corp.
                                                             Form 13F
                                                        September 30, 2002
COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE                    VALUE          SHRS OR  SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP                     PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
***MOORE CORP LTD              Common Stock 615785102  10,908,429    1,113,105 SH        Sole       None     1,113,105
***OPEN TEXT CORP              Common Stock 683715106   5,086,257      260,700 SH        Sole       None       260,700
ADMINISTAFF INC                Common Stock 007094105     770,000      200,000 SH        Sole       None       200,000
ADVANCEPCS                     Common Stock 00790K109  18,224,517      808,900 SH        Sole       None       808,900
ADVANTA CORP-CL A              Common Stock 007942105     652,245       64,900 SH        Sole       None        64,900
AKSYS LTD                      Common Stock 010196103     280,500       50,000 SH        Sole       None        50,000
ARCH COAL INC                  Common Stock 039380100   3,599,625      217,500 SH        Sole       None       217,500
BERKSHIRE HATHAWAY INC-DEL-    Common Stock 084670108  14,041,000          190 SH        Sole       None           190
BIOSITE INC                    Common Stock 090945106   2,402,691       82,880 SH        Sole       None        82,880
BLOCK H&R INC                  Common Stock 093671105  35,244,710      838,960 SH        Sole       None       838,960
BRIGGS & STRATTON CORP         Common Stock 109043109   4,692,500      125,000 SH        Sole       None       125,000
BROOKLINE BANCORP INC          Common Stock 11373M107     727,258       61,889 SH        Sole       None        61,889
CARMAX INC                     Common Stock 143130102   5,857,287      364,940 SH        Sole       None       364,940
CENTEX CORP                    Common Stock 152312104  16,413,935      370,100 SH        Sole       None       370,100
CITIZENS COMMUNICATIONS CO     Common Stock 17453B101  12,018,906    1,772,700 SH        Sole       None     1,772,700
COMCAST CORP-SPECIAL CL A      Common Stock 200300200   1,453,942       69,700 SH        Sole       None        69,700
ECHOSTAR COMMUNICATIONS CORP   Common Stock 278762109   8,992,540      519,800 SH        Sole       None       519,800
ENDOCARE INC                   Common Stock 29264P104   7,155,000      500,000 SH        Sole       None       500,000
ENTERASYS NETWORKS INC         Common Stock 293637104   1,365,000    1,050,000 SH        Sole       None     1,050,000
ERIE INDEMNITY CO-CL A         Common Stock 29530P102   9,752,939      234,108 SH        Sole       None       234,108
ESS TECHNOLOGY INC.            Common Stock 269151106     570,228       92,720 SH        Sole       None        92,720
EXULT INC                      Common Stock 302284104     194,700       66,000 SH        Sole       None        66,000
GENERAL MOTORS CORP CL H       Common Stock 370442832   9,570,900    1,046,000 SH        Sole       None     1,046,000
GETTY REALTY CORP NEW          Common Stock 374297109   6,704,712      351,400 SH        Sole       None       351,400
GOODYEAR TIRE & RUBBER CO      Common Stock 382550101     465,836       52,400 SH        Sole       None        52,400
GREATER BAY BANCORP            Common Stock 391648102     847,654       46,600 SH        Sole       None        46,600
HANOVER COMPRESSOR CO          Common Stock 410768105   1,391,163      167,610 SH        Sole       None       167,610
INTERCEPT INC                  Common Stock 45845L107   2,101,427      212,480 SH        Sole       None       212,480
INTERGRAPH CORP                Common Stock 458683109  55,659,994    3,256,875 SH        Sole       None     3,256,875
INTERNATIONAL SPEEDWAY         Common Stock 460335201   7,413,618      186,600 SH        Sole       None       186,600
   CORP - CL A
JETBLUE AIRWAYS CORP           Common Stock 477143101   8,066,000      200,000 SH        Sole       None       200,000
MASSEY ENERGY CORP             Common Stock 576206106     646,361      100,211 SH        Sole       None       100,211
MED DIVERSIFIED INC            Common Stock 58401N102       9,323       54,840 SH        Sole       None        54,840
MICROTUNE INC DEL              Common Stock 59514P109     779,081      323,270 SH        Sole       None       323,270
MOHAWK INDUSTRIES INC          Common Stock 608190104  17,874,000      360,000 SH        Sole       None       360,000
NAUTILUS GROUP INC             Common Stock 63910B102   1,462,500       75,000 SH        Sole       None        75,000
NEOFORMA COM INC               Common Stock 640475505   3,138,964      332,870 SH        Sole       None       332,870
NEW CENTURY FINANCIAL CORP     Common Stock 64352D101      37,440        1,600 SH        Sole       None         1,600
PEPSICO INC                    Common Stock 713448108   1,034,600       28,000 SH        Sole       None        28,000
PIER 1 IMPORTS INC             Common Stock 720279108   4,946,758      259,400 SH        Sole       None       259,400
REEBOK INTERNATIONAL LTD       Common Stock 758110100   2,505,000      100,000 SH        Sole       None       100,000
SILICON LABORATORIES INC       Common Stock 826919102   3,951,948      215,600 SH        Sole       None       215,600
TIFFANY & CO-NEW               Common Stock 886547108   1,071,500       50,000 SH        Sole       None        50,000
UNITED AUTO GROUP INC          Common Stock 909440109   1,050,750       75,000 SH        Sole       None        75,000
UNIVERSAL COMPRESSSION         Common Stock 913431102   1,284,660       79,300 SH        Sole       None        79,300
     HLDGS INC
WEIGHT WATCHERS INTL INC NEW   Common Stock 948626106   4,986,400      115,000 SH        Sole       None       115,000

                                                       297,404,798

02994.0001 #361881